CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Millions	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information About Cash And Cash Equivalents [Abstract]
Cash	$ 522		$ 422
Short-term deposits	8		9
Cash and cash equivalents, net	$ 530	$ 358	$ 431	$ 489	$ 549	$ 352